Financial assets at fair value through other comprehensive income (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	£ 51,902	£ 45,406
Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	191	624
Debt securities and other eligible bills [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	51,710	44,781
Equity securities [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	£ 1	£ 1